Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets
Intangible assets as of December 31, 2018 and 2019 are summarized as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Cost
IPR&D	148,844	148,844	21,380
Less: accumulated amortization	—	—	—

Net book value	148,844	148,844	21,380